Condensed Financial Information of the Parent Company - Schedule of Parent Company Statements of Income and Comprehensive Income (Details) - Separate [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Parent Company Statements of Income and Comprehensive Income [Line Items]
REVENUE
Other operating income, net	39	1,305	242
General and administrative expenses	(1,572)	(1,473)	(6,196)
Research and development expenses
Total operating loss	(1,533)	(168)	(5,954)
Other income and gains	105	283
Other expenses
Investment income
Fair value loss on financial liabilities at FVTPL			(39,171)
Finance costs	(860)	(630)	(249)
LOSS BEFORE TAX	(2,288)	(515)	(45,374)
Income tax expense
LOSS FOR THE YEAR	(2,288)	(515)	(45,374)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	$ (2,288)	$ (515)	$ (45,374)